PORTFOLIO OF INVESTMENTS
VY® Morgan Stanley Global Franchise Portfolio	as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	France: 6.1%
19,022	L'Oreal S.A.	$7,598,290	2.0
11,535	LVMH Moet Hennessy Louis Vuitton SE	8,233,719	2.1
35,913	Pernod Ricard SA	7,890,528	2.0
		23,722,537	6.1

	Germany: 4.4%
153,604	SAP SE	17,023,738	4.4

	Italy: 0.4%
135,148	Davide Campari-Milano NV	1,567,600	0.4

	Netherlands: 1.9%
78,248	Heineken NV	7,482,887	1.9

	United Kingdom: 9.7%
101,985	Experian PLC	3,929,025	1.0
322,072	Reckitt Benckiser Group PLC	24,569,500	6.3
63,170	Relx PLC (EUR Exchange)	1,965,199	0.5
241,179	Relx PLC (GBP Exchange)	7,504,927	1.9
		37,968,651	9.7

	United States: 75.8%
140,335	Abbott Laboratories	16,610,051	4.3
54,718	Accenture PLC	18,452,551	4.7
63,413	Automatic Data Processing, Inc.	14,428,994	3.7
207,785	Baxter International, Inc.	16,111,649	4.1
52,437	Becton Dickinson & Co.	13,948,242	3.6
31,216	Broadridge Financial Solutions, Inc. ADR	4,860,643	1.2
116,243	Coca-Cola Co.	7,207,066	1.8
67,485	Danaher Corp.	19,795,375	5.1
8,839	Equifax, Inc.	2,095,727	0.5
19,663	Estee Lauder Cos., Inc.	5,354,628	1.4
85,934	Fidelity National Information Services, Inc.	8,629,492	2.2
116,282	Intercontinental Exchange, Inc.	15,363,178	3.9
118,535	Microsoft Corp.	36,545,526	9.4
13,235	Moody's Corp.	4,465,621	1.1
44,598	Nike, Inc. - Class B	6,001,107	1.5
73,315	Otis Worldwide Corp.	5,641,589	1.4
340,444	Philip Morris International, Inc.	31,981,309	8.2
86,380	Procter & Gamble Co.	13,198,864	3.4
18,218	Roper Technologies, Inc.	8,603,086	2.2
3,711	STERIS Public Ltd. Co.	897,209	0.2
32,190	Thermo Fisher Scientific, Inc.	19,013,024	4.9
101,685	Visa, Inc. - Class A	22,550,683	5.8
23,807	Zoetis, Inc.	4,489,762	1.2
		296,245,376	75.8

	Total Common Stock
	(Cost $261,507,114)	384,010,789	98.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
5,616,565	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $5,616,565)	5,616,565	1.4

	Total Short-Term Investments
	(Cost $5,616,565)	5,616,565	1.4

	Total Investments in Securities (Cost $267,123,679)	$389,627,354	99.7
	Assets in Excess of Other Liabilities	1,141,633	0.3
	Net Assets	$390,768,987	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of March 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	31.4%
Consumer Staples	27.3
Health Care	23.3
Industrials	7.6
Financials	5.1
Consumer Discretionary	3.6
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
VY® Morgan Stanley Global Franchise Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
France	$–	$23,722,537	$–	$23,722,537
Germany	–	17,023,738	–	17,023,738
Italy	–	1,567,600	–	1,567,600
Netherlands	–	7,482,887	–	7,482,887
United Kingdom	–	37,968,651	–	37,968,651
United States	296,245,376	–	–	296,245,376
Total Common Stock	296,245,376	87,765,413	–	384,010,789
Short-Term Investments	5,616,565	–	–	5,616,565
Total Investments, at fair value	$301,861,941	$87,765,413	$–	$389,627,354

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $268,082,677.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$127,032,356
Gross Unrealized Depreciation	(5,495,645)
Net Unrealized Appreciation	$121,536,711